Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
ASSETS
Cash and due from financial institutions	₩ 34,776,877		$ 24,074,540	₩ 29,869,111
Financial assets at fair value through profit or loss	89,862,530		62,207,974	79,450,093
Derivative financial assets	8,178,056		5,661,318	11,730,767
Loans measured at amortized cost	491,978,044		340,575,296	472,071,840
Financial investments	134,986,677		93,445,486	131,009,464
Investments in associates and joint ventures	1,137,184		787,223	947,390
Insurance contract assets	271,152		187,707	276,191
Reinsurance contract assets	1,515,854		1,049,361	1,497,147
Property and equipment	5,133,801		3,553,910	5,390,015
Investment property	3,224,180		2,231,962	3,759,176
Intangible assets	1,609,427		1,114,137	1,966,684
Net defined benefit assets	353,366		244,620	258,500
Current income tax assets	388,589		269,004	339,855
Deferred income tax assets	193,034		133,629	278,824
Assets held for sale	174,919		121,089	136,838
Assets included in disposal groups classified as held for sale	94,215		65,221	0
Other assets	24,045,128		16,645,410	18,863,637
Total assets	797,923,033	[1]	552,367,887	757,845,532	[1]
LIABILITIES
Financial liabilities at fair value through profit or loss	11,320,590		7,836,759	10,720,231
Derivative financial liabilities	8,234,289		5,700,245	11,783,494
Deposits	462,397,026		320,097,626	435,687,897
Borrowings	70,728,396		48,962,234	68,077,012
Debentures	80,049,270		55,414,676	76,171,257
Insurance contract liabilities	56,790,030		39,313,302	55,863,701
Reinsurance contract liabilities	59,648		41,292	56,266
Provisions	1,264,390		875,283	927,632
Net defined benefit liabilities	100,088		69,287	100,187
Current income tax liabilities	610,484		422,612	530,720
Deferred income tax liabilities	1,819,080		1,259,271	1,682,292
Liabilities included in disposal groups classified as held for sale	68,290		47,274	0
Other liabilities	43,651,463		30,218,036	36,429,662
Total liabilities	737,093,044	[1]	510,257,897	698,030,351	[1]
TOTAL EQUITY
Share capital	2,090,558		1,447,203	2,090,558
Hybrid securities	4,359,388		3,017,817	5,082,578
Capital surplus	16,633,518		11,514,671	16,646,734
Accumulated other comprehensive income	(467,456)		(323,600)	496,922
Retained earnings	38,333,741		26,536,804	34,808,220
Treasury shares	(1,901,538)		(1,316,353)	(1,236,060)
Equity attributable to shareholders of the Parent Company	59,048,211		40,876,542	57,888,952
Non-controlling interests	1,781,778		1,233,448	1,926,229
Total equity	60,829,989		42,109,990	59,815,181
Total liabilities and equity	₩ 797,923,033		$ 552,367,887	₩ 757,845,532

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.